Inventories	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Inventories	Inventories
Inventories comprise the following:

	2023			2022			2021
(€ million)	Gross value	Allowances	Carrying amount	Gross value	Allowances	Carrying amount	Gross value	Allowances	Carrying amount
Raw materials	1,676	(126)	1,550	1,613	(139)	1,474	1,344	(66)	1,278
Work in process	5,869	(553)	5,316	5,663	(678)	4,985	5,579	(554)	5,025
Finished goods	3,045	(245)	2,800	2,748	(247)	2,501	2,696	(284)	2,412
Total	10,590	(924)	9,666	10,024	(1,064)	8,960	9,619	(904)	8,715
Allowances include write-downs of products on hand pending marketing approval, except in specific circumstances where it is possible to estimate that recovery of the value of inventories as of the end of the reporting period is highly probable.
No inventories were pledged as security for liabilities as of December 31, 2023 (versus €3 million as of December 31, 2022 and €20 million as of December 31, 2021).